Right-of-Use Assets (Details) - Schedule of Right-of-Use Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost, beginning balance	€ 446,963	€ 429,693	€ 4,443
Additions	701,314	22,752	425,250
Modification of lease	(446,963)	(5,482)
Cost, ending balance	701,314	446,963	429,693
Accumulated depreciation:
Accumulated depreciation, beginning balance	158,574	66,281	1,855
Depreciation for the year	50,857	92,293	64,426
Accumulated depreciation, ending balance	50,857	158,574	66,281
Depreciation on modification	(158,574)
Carrying amount:
Carrying amount	650,457	288,389	363,412
Arena [Member]
Cost:
Cost, beginning balance
Additions	500,277
Modification of lease
Cost, ending balance	500,277
Accumulated depreciation:
Accumulated depreciation, beginning balance
Depreciation for the year	12,940
Accumulated depreciation, ending balance	12,940
Depreciation on modification
Carrying amount:
Carrying amount	487,337
Flats and houses [Member]
Cost:
Cost, beginning balance
Additions	201,037
Modification of lease
Cost, ending balance	201,037
Accumulated depreciation:
Accumulated depreciation, beginning balance
Depreciation for the year	37,917
Accumulated depreciation, ending balance	37,917
Depreciation on modification
Carrying amount:
Carrying amount	163,120
Office space and garage [Member]
Cost:
Cost, beginning balance	341,591	341,591
Additions			341,591
Modification of lease	(341,591)
Cost, ending balance		341,591	341,591
Accumulated depreciation:
Accumulated depreciation, beginning balance	106,815	43,986
Depreciation for the year		62,829	43,986
Accumulated depreciation, ending balance		106,815	43,986
Depreciation on modification	(106,815)
Carrying amount:
Carrying amount		234,776	297,605
Office equipment [member]
Cost:
Cost, beginning balance	3,315	3,315
Additions			3,315
Modification of lease	(3,315)
Cost, ending balance		3,315	3,315
Accumulated depreciation:
Accumulated depreciation, beginning balance	842	182
Depreciation for the year		660	182
Accumulated depreciation, ending balance		842	182
Depreciation on modification	(842)
Carrying amount:
Carrying amount		2,473	3,133
Vehicles [member]
Cost:
Cost, beginning balance	102,057	84,787	4,443
Additions		22,752	80,344
Modification of lease	(102,057)	(5,482)
Cost, ending balance		102,057	84,787
Accumulated depreciation:
Accumulated depreciation, beginning balance	50,917	22,113	1,855
Depreciation for the year		28,804	20,258
Accumulated depreciation, ending balance		50,917	22,113
Depreciation on modification	(50,917)
Carrying amount:
Carrying amount		€ 51,140	€ 62,674